Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Goodwill was as follows:

	December 31, 2021	December 31, 2020
	(in thousands)
Gross carrying amount	$9,393	$9,393
Accumulated impairment losses	—	—
Net carrying value of goodwill	$9,393	$9,393

Schedule of Intangible Assets
Intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in thousands)
	December 31, 2021
Customer relationships	$6,530	$(4,050)	$2,480
Distribution agreements	326	(326)	—
Technology and domain name	4,054	(4,054)	—
Total intangible assets at December 31, 2021	$10,910	$(8,430)	$2,480

	December 31, 2020
Customer relationships	$6,530	$(3,489)	$3,041
Distribution agreements	326	(326)	—
Technology and domain name	4,047	(3,257)	790
Total intangible assets at December 31, 2020	$10,903	$(7,072)	$3,831

Schedule of Future Amortization Expense	. The Company estimates that it will have the following amortization expense for the future periods indicated below:

For the years ending December 31:	(in thousands)
2022	561
2023	561
2024	561
2025	561
2026	236
Total	2,480